Financial instruments - valuation - Level 3 Sensitivities of Liabilities (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Fair value of liabilities
Specified target level of certainty for assumptions of unobservable inputs	90.00%
At fair value
Fair value of liabilities
Liabilities	£ 111,913	£ 107,850
At fair value | Trading deposits
Fair value of liabilities
Liabilities	40,399	41,284
At fair value | Short positions, trading
Fair value of liabilities
Liabilities	10,023	7,504
At fair value | Interest rate
Fair value of liabilities
Liabilities	25,465	26,758
At fair value | Foreign exchange
Fair value of liabilities
Liabilities	30,663	27,042
At fair value | Other derivatives
Fair value of liabilities
Liabilities	128	174
At fair value | Debt securities in issue
Fair value of liabilities
Liabilities	2,341	2,305
At fair value | Other deposits
Fair value of liabilities
Liabilities	2,449	2,312
At fair value | Level 3
Fair value of liabilities
Liabilities	291	309	£ 398	£ 494
Sensitivity favourable	10	10
Sensitivity unfavourable	(10)	(30)
At fair value | Level 3 | Short positions, trading
Fair value of liabilities
Liabilities	1	1
At fair value | Level 3 | Derivatives
Fair value of liabilities
Liabilities	261	278	£ 342	£ 465
At fair value | Level 3 | Interest rate
Fair value of liabilities
Liabilities	181	169
Sensitivity favourable	10	10
Sensitivity unfavourable	(10)	(10)
At fair value | Level 3 | Foreign exchange
Fair value of liabilities
Liabilities	52	54
At fair value | Level 3 | Other derivatives
Fair value of liabilities
Liabilities	28	55
At fair value | Level 3 | Debt securities in issue
Fair value of liabilities
Liabilities	3	3
At fair value | Level 3 | Other deposits
Fair value of liabilities
Liabilities	£ 26	27
Sensitivity unfavourable		£ (20)